NOTES PAYABLE (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Aug. 21, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 24,168	$ 26,247	$ 194,792	$ 59,541
Interest payable				95,873	$ 32,102
Notes Payable [Member]
Property, Plant and Equipment [Line Items]
Interest payable		651		0
Increase in accrued interest		651
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Face Amount	$ 34,763	3,119
Payments to Acquire Property, Plant, and Equipment	$ 20,000
Debt Instrument, Term	60 months
Debt Instrument, Interest Rate, Stated Percentage	5.44%
[custom:DebtInstrumentPeriodicPaymentsInterest]	$ 1,994
Debt Instrument, Periodic Payment, Principal				1,450
Long-Term Debt, Average Amount Outstanding		$ 30,193		$ 33,312
Notes Payable	$ 7,974